Property and equipment net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Subtotal	$ 464,899	$ 46,122
Accumulated depreciation	(46,201)	(9,342)
Total	418,698	36,780
Machinery and equipment [Member]
Subtotal	418,763	0
Transportation equipment [Member]
Subtotal	29,450	29,450
Office equipment [Member]
Subtotal	$ 16,686	$ 16,672